TEMPLETON GLOBAL
OPPORTUNITIES TRUST
[GRAPHIC OF MAP]


SEMI ANNUAL REPORT
JUNE 30, 1999

[FRANKLIN TEMPLETON LOGO]

PAGE
[FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PHOTO OF HOWARD J. LEONARD]


HOWARD J. LEONARD
Portfolio Manager
Templeton Global Opportunities Trust

PAGE
SHAREHOLDER LETTER


Your Fund's Goal: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing or emerging markets.

Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton Global Opportunities Trust covering the six months ended June 30, 1999. During the reporting period, concerns about Asia's economic problems receded, and many equity markets around the world advanced as investors bid up the prices of stocks previously thought to be at risk from Asia's turmoil. The U.S. economy continued to surge ahead and its strength helped support economic growth in other parts of the world. Even Brazil's currency devaluation could not undermine investor confidence, and Latin American and other emerging markets also performed well. Although economic growth in Europe was slower than many investors hoped for, corporate earnings generally increased there and interest rates fell, in contrast to the U.S. where interest rates rose. Meanwhile, the prices of many stocks once viewed as safe havens from a potential global economic downturn fell, and investors displayed renewed interest in cyclical stocks.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.


CONTENTS

Shareholder Letter ..................   1

Performance Summary .................   6

Financial Highlights &
Statement of Investments ............   8

Financial Statements ................  16

Notes to Financial
Statements ..........................  19


[FUND CATEGORY PYRAMID GRAPH]

PAGE
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/99

[PIE CHART]

                            GEOGRAPHIC DISTRIBUTION
                           Based on Total Net Assets
                                    6/30/99


COUNTRY                       % OF TOTAL NET ASSETS
-------                       ---------------------
Europe                             38.5%
North America                      17.2%
Latin America                      14.0%
Asia                                8.6%
Australia/New Zealand               4.9%
Middle East/Africa                  0.5%
Short-Term Investment &
 Other Net Assets                  16.3%




TOP 10 COUNTRIES (EQUITY)
6/30/99


                        % OF TOTAL
  COUNTRY               NET ASSETS
  -------               ----------
U.S.                        14.0%
Brazil                       7.6%
U.K.                         7.5%
Hong Kong*                   5.5%
Spain                        5.2%
Mexico                       4.7%
Sweden                       4.2%
France                       4.1%
Finland                      3.7%
Netherlands                  3.5%


*Hong Kong reverted to the sovereignty of China on July 1, 1997.


Within this environment, Templeton Global Opportunities Trust - Class A delivered a 10.42% six-month cumulative total return, as shown in the Performance Summary on page 7. The Fund's benchmark, the Morgan Stanley Capital International(R) (MSCI) All Country World Free Index, posted a cumulative total return of 9.82% for the same period.(1)

At the close of the six months under review, Europe remained our largest regional weighting, representing 38.5% of the Fund's total net assets. Many cyclical stocks in the Fund's portfolio rose in price when investor attention focused on the potential for earnings to improve if the world's economic rebound led to higher commodity prices. For example, the price of our shares of Elkem ASA, a Norwegian metals producer and Imperial Chemical Industries PLC, a British company, increased during the six months under review. Although the euro remained weak versus the U.S. dollar, negatively impacting the performance of some of our holdings, this improved the export competitiveness of many European manufacturers, increasing their potential profit margins and demand for their products. Despite the fact that valuations of most European stocks remained high by historical standards, we found what we believed to be attractive opportunities in Northern European countries, and purchased shares of Invensys PLC, a British designer of industrial control products. We also added to our holdings of IHC Caland NV, a Dutch supplier of offshore oil rigs.




1. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI All Country World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2

PAGE
During the reporting period, our positions in Brazilian companies, including Unibanco Uniao de Bancos Brasileiros SA, Petrobras-Petroleo Brasileiro SA and Cia Energetica de Minas Gerais Cemig, greatly contributed to the Fund's performance. In spite of the rise of their share price, the price-to-earnings ratios of our Brazilian holdings remained among the lowest in the world, and on June 30, 1999, they represented 7.6% of the Fund's total net assets.

Although many Asian economies improved, their banking and corporate sectors remained damaged, and, in our opinion, require much time and money to repair. Some companies may begin to announce improved sales and operating earnings during the next two years, but we believe their earnings-per-share could be diminished if they issue new, dilutive shares to restore strength to their balance sheets. Because we found it difficult to discover Asian stocks that suited our long-term investment strategy, our exposure to the region remained small, and we only purchased shares of companies such as Korea Telecom Corp. and Hong Kong-based Smartone Telecommunications Holdings Ltd., which were strongly capitalized according to our analysis.

Believing the U.S. stock market was overvalued, we added new stocks from only two U.S. companies, Lyondell Chemical Co., which in our view has potential to benefit if chemical prices rise and it restructures its balance sheet, and Airborne Freight Corp., whose share price fell after a poor short-term earnings report. We believe Airborne Freight may return to more normal operating conditions over the long term in light of a contract with the U.S. Postal Service.

Looking forward, we are optimistic about prospects for global equity markets. We shall continue to scour the globe, searching for those


TOP 10 INDUSTRIES
6/30/99

                                                               % OF TOTAL
  INDUSTRY                                                     NET ASSETS
  --------                                                     ----------
  Telecommunications                                            19.6%
  Banking                                                        9.6%
  Insurance                                                      8.1%
  Energy Sources                                                 6.1%
  Electrical & Electronics                                       5.5%
  Utilities Electrical & Gas                                     3.9%
  Machinery & Engineering                                        3.4%
  Metals & Mining                                                3.3%
  Health & Personal Care                                         2.7%
  Forest Products & Paper                                        2.5%


                                                                               3

PAGE
  TOP 10 EQUITY HOLDINGS
  6/30/99

  COMPANY                                         % OF TOTAL
  INDUSTRY, COUNTRY                               NET ASSETS
  -----------------                               ----------
Nokia Corp., A
Telecommunications, Finland                         3.0%

Telefonos de Mexico
SA (Telmex), L, ADR
Telecommunications, Mexico                          2.6%

Telefonica SA
Telecommunications, Spain                           2.4%

Hong Kong
Telecommunications Ltd.
Telecommunications,
Hong Kong*                                          2.2%

Fannie Mae
Financial Services, U.S.                            2.2%

Kuoni Reisen
Holding AG, B
Leisure & Tourism, Switzerland                      2.0%

Foreningssparbanken AB, A
Banking, Sweden                                     2.0%

General Electric Co. PLC
Electrical & Electronics, U.K.                      2.0%

American International
Group Inc.
Insurance, U.S.                                     1.9%

Total Fina SA, B
Energy Sources, France                              1.9%


*Hong Kong reverted to the sovereignty of China on July 1, 1997.

stocks our analysis indicates are selling at a low value in relation to their future earnings potential, and if markets advance, we will be watching for opportunities to sell our high-priced North American and European stocks in favor of bargain-priced stocks that meet our demanding criteria. This strategy is designed to help reduce risk while offering the possibility for attractive long-term returns to shareholders in Templeton Global Opportunities Trust.

There are, of course, special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. In fact, Mexico's equity market has increased 3,760% in the last 15 years, but has suffered 8 quarterly declines of more than 15% during that time.(2) While short-term volatility can be disconcerting, declines of more than 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing


2. Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended June 30, 1999. Market return is measured in U.S. dollars and does not include reinvested dividends.

4

PAGE
constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

We thank you for the trust you have placed in us and look forward to helping you meet your financial objectives in the years to come.

Sincerely,


/s/HOWARD J. LEONARD
-----------------------------------
Howard J. Leonard, CFA
Portfolio Manager
Templeton Global Opportunities Trust

                                                                               5

PAGE
CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to January 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual returns would have been lower. On January 1, 1993, the Fund's Class A shares implemented a Rule 12b-1 Plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION


CLASS A                    CHANGE              6/30/99             12/31/98
-------------------------------------------------------------------------------
Net Asset Value           +$1.01               $15.64               $14.63


                                  DISTRIBUTIONS (1/1/99-6/30/99)
                                  --------------------------------------------
Dividend Income                   $0.0850
Long-Term Capital Gain            $0.3100
Short-Term Capital Gain           $0.0530
     TOTAL                        $0.4480


CLASS B                    CHANGE               6/30/99             1/1/99
------------------------------------------------------------------------------
Net Asset Value            +$0.95               $15.58              $14.63


                                  DISTRIBUTIONS (1/1/99-6/30/99)
                                  ---------------------------------------------
Dividend Income                   $0.0850
Long-Term Capital Gain            $0.3100
Short-Term Capital Gain           $0.0530
     TOTAL                        $0.4480


CLASS C                    CHANGE               6/30/99            12/31/98
------------------------------------------------------------------------------
Net Asset Value            +$0.94               $15.44              $14.50


                                  DISTRIBUTIONS (1/1/99-6/30/99)
                                  --------------------------------------------
Dividend Income                   $0.0848
Long-Term Capital Gain            $0.3100
Short-Term Capital Gain           $0.0530
     TOTAL                        $0.4478

             Past performance is not predictive of future results.

6

PAGE
PERFORMANCE

                                                                                   INCEPTION
CLASS A                                   6-MONTH        1-YEAR      5-YEAR       (1/19/90)
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  10.42%        5.00%        79.62%         204.91%

Average Annual Total Return(2)               4.09%       -1.05%        11.11%          11.98%

Value of $10,000 Investment(3)            $ 10,409     $ 9,895      $ 16,934        $ 28,748

                                    6/30/95     6/30/96    6/30/97       6/30/98       6/30/99
----------------------------------------------------------------------------------------------
One-Year
Total Return(4)                      13.50%      13.91%     30.02%         1.77%        5.00%

                                                INCEPTION
CLASS B                               6-MONTH   (1/1/99)
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)              10.00%     10.00%

Aggregate Total Return(2)                6.00%      6.00%

Value of $10,000 Investment(3)        $10,600    $10,600

                                                                                    INCEPTION
CLASS C                               6-MONTH    1-YEAR                3-YEAR       (5/1/95)
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)              10.02%      4.25%                35.96%        63.60%

Average Annual Total Return(2)           7.91%      2.20%                10.41%        12.28%

Value of $10,000 Investment(3)        $10,791    $10,220               $13,459       $16,201

                                      6/30/96    6/30/97               6/30/98       6/30/99
----------------------------------------------------------------------------------------------
One-Year
Total Return(4)                        13.13%     29.15%                 0.98%         4.25%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.                         7

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights

                                                                                   CLASS A
                                                  -------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 1999    --------------------------------------------------------
                                                  (UNAUDITED)+       1998        1997        1996        1995        1994
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period..........        $14.63         $15.32      $14.62      $12.57      $11.84      $14.46
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income........................           .17            .39         .38         .30         .16         .09
 Net realized and unrealized gains (losses)...          1.29           (.48)       1.70        2.69        1.33        (.63)
                                                  -------------------------------------------------------------------------
Total from investment operations..............          1.46           (.09)       2.08        2.99        1.49        (.54)
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income........................          (.09)          (.32)       (.37)       (.30)       (.16)       (.09)
 In excess of net investment income...........          (.36)            --          --        (.06)         --          --
 Net realized gains...........................            --           (.28)      (1.01)       (.58)       (.60)      (1.99)
                                                  -------------------------------------------------------------------------
Total distributions...........................          (.45)          (.60)      (1.38)       (.94)       (.76)      (2.08)
                                                  -------------------------------------------------------------------------
Net asset value, end of period................        $15.64         $14.63      $15.32      $14.62      $12.57      $11.84
                                                  =========================================================================
Total Return*.................................        10.42%         (.61)%      14.53%      24.19%      12.87%     (4.09)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).............      $662,238       $656,108    $786,219    $634,478    $510,777    $476,822
Ratios to average net assets:
 Expenses.....................................         1.44%**        1.41%       1.37%       1.45%       1.52%       1.53%
 Net investment income........................         2.25%**        2.38%       2.30%       2.10%       1.19%        .71%
Portfolio turnover rate.......................        12.01%          3.09%      26.21%      18.54%      15.54%      37.31%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on average weighted shares outstanding.
 8

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (continued)


                                                                   CLASS B
                                                                -------------
                                                                PERIOD ENDED
                                                                JUNE 30, 1999
                                                                (UNAUDITED)+
                                                                -------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................       $14.63
                                                                   ------
Income from investment operations:
 Net investment income......................................          .14
 Net realized and unrealized gain...........................         1.26
                                                                -------------
Total from investment operations............................         1.40
                                                                -------------
Less distributions from:
 Net investment income......................................         (.09)
 In excess of net investment income.........................         (.36)
                                                                -------------
Total distributions.........................................         (.45)
                                                                -------------
Net asset value, end of period..............................       $15.58
                                                                =============
Total Return*...............................................       10.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $118
Ratios to average net assets:
 Expenses...................................................        2.19%**
 Net investment income......................................        1.89%**
Portfolio turnover rate.....................................       12.01%

 * Total return does not reflect the contingent deferred sales charge and is not annualized.
** Annualized.
 + Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.
                                                                               9

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (continued)

                                                                                       CLASS C
                                                            --------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 1999    ---------------------------------------------
                                                            (UNAUDITED)++     1998         1997         1996        1995+
                                                            --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period....................        $14.50        $15.17       $14.52       $12.53      $12.26
                                                            --------------------------------------------------------------
Income from investment operations:
 Net investment income..................................           .11           .24          .18          .24         .02
 Net realized and unrealized gains (losses).............          1.28          (.43)        1.77         2.63         .88
                                                            --------------------------------------------------------------
Total from investment operations........................          1.39          (.19)        1.95         2.87         .90
                                                            --------------------------------------------------------------
Less distributions from:
 Net investment income..................................          (.09)         (.20)        (.29)        (.24)       (.12)
 In excess of net investment income.....................          (.36)           --           --         (.06)         --
 Net realized gains.....................................            --          (.28)       (1.01)        (.58)       (.51)
                                                            --------------------------------------------------------------
Total distributions.....................................          (.45)         (.48)       (1.30)        (.88)       (.63)
                                                            --------------------------------------------------------------
Net asset value, end of period..........................        $15.44        $14.50       $15.17       $14.52      $12.53
                                                            ==============================================================
Total Return*...........................................        10.02%       (1.29)%       13.74%       23.28%       7.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).......................       $28,014       $33,423      $38,627      $11,622      $2,264
Ratios to average net assets:
 Expenses...............................................         2.16%**       2.16%        2.12%        2.20%       2.22%**
 Net investment income (loss)...........................         1.49%**       1.62%         .93%        1.12%      (.01)%**
Portfolio turnover rate.................................        12.01%         3.09%       26.21%       18.54%      15.54%

 * Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
** Annualized.
 + For the period May 1, 1995 (effective date) to December 31, 1995.
++ Based on average weighted shares outstanding.

                    See Notes to Financial Statements.
 10

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS 76.1%
AUTOMOBILES 1.1%
Autoliv Inc., SDR...........................................        Sweden             217,000     $  6,610,562
Volvo AB, B.................................................        Sweden              39,700        1,151,029
                                                                                                   ------------
                                                                                                      7,761,591
                                                                                                   ------------
BANKING 7.0%
Banco Popular Espanol SA....................................        Spain              140,000       10,070,125
BPI Socieda de Gestora de Participacoes Socias SA...........       Portugal            117,300        2,461,643
Foreningssparbanken AB, A...................................        Sweden             963,150       13,594,213
National Australia Bank Ltd. ...............................      Australia            424,214        7,019,692
Unibanco Uniao de Bancos Brasileiros SA, GDR................        Brazil             385,575        9,277,898
Union Bank of Norway, Primary Capital Cert. ................        Norway             124,800        2,330,340
Union Bank of Norway, Primary Capital Cert. 144A............        Norway             175,200        3,271,439
                                                                                                   ------------
                                                                                                     48,025,350
                                                                                                   ------------
BUILDING MATERIALS & COMPONENTS .1%
Cementos Diamante SA, ADR, 144A.............................       Colombia            129,200          169,575
Pioneer International Ltd. .................................      Australia            100,000          254,832
                                                                                                   ------------
                                                                                                        424,407
                                                                                                   ------------
BUSINESS & PUBLIC SERVICES .8%
Hyder PLC...................................................    United Kingdom          79,780          941,887
Laidlaw Inc. ...............................................        Canada             600,000        4,386,744
                                                                                                   ------------
                                                                                                      5,328,631
                                                                                                   ------------
CHEMICALS 2.2%
Akzo Nobel NV...............................................     Netherlands             8,000          336,599
Imperial Chemical Industries PLC............................    United Kingdom         575,000        5,719,003
Lyondell Chemical Co. ......................................    United State           454,500        9,374,063
                                                                                                   ------------
                                                                                                     15,429,665
                                                                                                   ------------
CONSTRUCTION & HOUSING 1.1%
Fletcher Challenge Building Ltd. ...........................     New Zealand         5,264,000        7,670,826
                                                                                                   ------------
DATA PROCESSING & REPRODUCTION 1.1%
*Newbridge Networks Corp. ..................................        Canada             256,000        7,360,000
                                                                                                   ------------
ELECTRICAL & ELECTRONICS 5.5%
Alcatel SA, ADR.............................................        France             266,098        7,550,517
General Electric Co. PLC....................................    United Kingdom       1,325,000       13,470,966
Koninklijke Philips Electronics NV..........................     Netherlands           124,200       12,250,933
Motorola Inc. ..............................................    United States           10,000          947,500
*Scitex Corp. Ltd. .........................................        Israel             360,000        3,600,000
                                                                                                   ------------
                                                                                                     37,819,916
                                                                                                   ------------
ELECTRONIC COMPONENTS & INSTRUMENTS 1.7%
Intel Corp. ................................................    United States          192,000       11,424,000
                                                                                                   ------------

                                                                              11

PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 5.1%
Amerada Hess Corp. .........................................    United States           50,000     $  2,975,000
*Hub Power Co. Ltd., GDR, 144A..............................       Pakistan            310,000        2,117,733
*Rao Gazprom, ADR, 144A.....................................        Russia             390,300        4,400,633
Repsol SA...................................................        Spain               75,000        1,531,401
Societe Elf Aquitaine SA, Br. ..............................        France              55,000        8,071,053
Total Fina SA, B............................................        France             100,000       12,900,897
Valero Energy Corp., new....................................    United States          161,400        3,460,013
                                                                                                   ------------
                                                                                                     35,456,730
                                                                                                   ------------
FINANCIAL SERVICES 2.4%
Fannie Mae..................................................    United States          220,000       15,042,500
Merrill Lynch & Co. Inc. ...................................    United States           20,000        1,598,750
                                                                                                   ------------
                                                                                                     16,641,250
                                                                                                   ------------
FOREST PRODUCTS & PAPER 2.5%
*Asia Pacific Resources International Hldgs. Ltd., A........      Indonesia          1,923,775        2,284,483
Assidoman AB................................................        Sweden             305,370        4,597,432
Bowater Inc. ...............................................    United States           10,000          472,500
Carter Holt Harvey Ltd. ....................................     New Zealand         3,084,890        3,694,381
*Empaques Ponderosa SA de CV, B.............................        Mexico           3,000,000        2,178,324
Fletcher Challenge Ltd. Forestry Division...................     New Zealand         4,652,452        2,613,252
Georgia-Pacific Corp. ......................................    United States           10,000          473,750
Georgia Pacific Timber Group................................    United States            5,000          126,250
*PT Inti Indorayon Utama, ADR...............................      Indonesia            547,570          175,222
Stora Enso OYJ, R...........................................       Finland              69,400          744,313
                                                                                                   ------------
                                                                                                     17,359,907
                                                                                                   ------------
HEALTH & PERSONAL CARE 2.7%
Astrazeneca PLC, fgn. ......................................    United Kingdom         134,534        5,237,660
Medeva PLC..................................................    United Kingdom         988,516        1,620,467
Nycomed Amersham PLC........................................    United Kingdom       1,165,800        8,292,766
*Windmere-Durable Holdings Inc. ............................    United States          225,000        3,796,875
                                                                                                   ------------
                                                                                                     18,947,768
                                                                                                   ------------
INSURANCE 6.9%
Ace Ltd. ...................................................       Bermuda             309,000        8,729,250
American International Group Inc. ..........................    United States          112,500       13,169,531
AXA China Region Ltd. ......................................      Hong Kong         10,338,000        8,260,967
Muenchener Rueckversicherungs-Gesellschaft..................       Germany              26,000        4,898,628
*Muenchener Rueckversicherungs-Gesellschaft, 144A...........       Germany              26,000        4,853,047
Presidential Life Corp. ....................................    United States          375,000        7,359,375
                                                                                                   ------------
                                                                                                     47,270,798
                                                                                                   ------------
LEISURE & TOURISM 2.0%
Kuoni Reisen Holding AG, B..................................     Switzerland             3,660       14,114,049
                                                                                                   ------------

 12

PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MACHINERY & ENGINEERING 3.4%
IHC Caland NV...............................................     Netherlands           291,000     $ 11,403,527
Invensys PLC................................................    United Kingdom         541,328        2,564,060
Rauma OY, ADR...............................................       Finland             353,700        3,979,125
VA Technologie AG, 144A, Br. ...............................       Austria              57,300        5,191,095
                                                                                                   ------------
                                                                                                     23,137,807
                                                                                                   ------------
MERCHANDISING 2.2%
*BJ's Wholesale Club Inc. ..................................    United States          280,000        8,417,500
*Cifra SA de CV, V..........................................        Mexico             627,753        1,260,198
*Homebase Inc. .............................................    United States          140,000          883,750
Storehouse PLC..............................................    United Kingdom       2,300,000        4,948,614
                                                                                                   ------------
                                                                                                     15,510,062
                                                                                                   ------------
METALS & MINING 2.3%
Boehler Uddeholm AG, 144A...................................       Austria              58,500        2,895,138
*Boliden Ltd., SDR..........................................        Canada             126,815          290,859
Companhia Siderurgica Nacional Sid Nacional CSN.............        Brazil         151,111,000        3,987,951
Elkem ASA, A................................................        Norway             501,000        8,909,495
                                                                                                   ------------
                                                                                                     16,083,443
                                                                                                   ------------
MULTI-INDUSTRY 1.0%
Jardine Strategic Holdings Ltd. ............................      Hong Kong          1,656,137        4,305,956
Trelleborg AB, B............................................        Sweden             324,500        2,862,562
                                                                                                   ------------
                                                                                                      7,168,518
                                                                                                   ------------
RECREATION & OTHER CONSUMER GOODS .8%
Yue Yuen Industrial (Holdings) Ltd. ........................      Hong Kong          2,453,600        5,660,561
                                                                                                   ------------
TELECOMMUNICATIONS 18.8%
Hong Kong Telecommunications Ltd. ..........................      Hong Kong          5,808,473       15,084,804
*Korea Telecom Corp., ADR...................................     South Korea           239,975        9,599,000
Lucent Technologies Inc. ...................................    United States          156,100       10,526,994
Nokia Corp., A..............................................       Finland             234,800       20,581,623
Nortel Networks Corp. ......................................        Canada               9,000          781,313
Smartone Telecommunications Holdings Ltd. ..................      Hong Kong          1,352,000        4,809,373
*Telecom Italia SpA, di Risp................................        Italy            1,703,050        9,264,297
*Telecomunicacoes Brasileiras SA (Telebras), ADR............        Brazil             135,000       12,175,313
Telefonica de Argentina SA, ADR.............................      Argentina            277,414        8,703,864
Telefonica del Peru SA, ADR.................................         Peru              171,500        2,593,938
*Telefonica SA..............................................        Spain              340,000       16,377,643
Telefonos de Mexico SA (Telmex), L, ADR.....................        Mexico             226,050       18,267,666
Videsh Sanchar Nigam Ltd., GDR, 144A........................        India               77,600          994,250
                                                                                                   ------------
                                                                                                    129,760,078
                                                                                                   ------------

                                                                              13

PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION 2.3%
Air New Zealand Ltd., B.....................................     New Zealand         1,174,000     $  2,426,198
Airborne Freight Corp. .....................................    United States          250,000        6,921,875
Guangshen Railway Co. Ltd., H, ADR..........................        China              163,200        1,244,400
Mayne Nickless Ltd., A......................................      Australia          1,572,500        5,381,139
                                                                                                   ------------
                                                                                                     15,973,612
                                                                                                   ------------
UTILITIES ELECTRICAL & GAS 3.1%
British Energy Ltd., 144A...................................    United Kingdom       1,021,900        8,738,387
*Centrais Eletricas Brasileiras SA (Electrobras)............        Brazil         237,540,000        4,527,153
Centrais Geradoras do Sul do Brasil SA (Gerasul)............        Brazil         237,540,000          189,761
Iberdrola SA, Br. ..........................................        Spain              515,000        7,844,191
                                                                                                   ------------
                                                                                                     21,299,492
                                                                                                   ------------
TOTAL COMMON STOCKS (COST $373,128,313).....................                                        525,628,461
                                                                                                   ------------
PREFERRED STOCKS 4.8%
Banco Bradesco SA BBD, pfd. ................................        Brazil         508,140,000        2,609,558
Cia Energetica de Minas Gerais Cemig, ADR, pfd. ............        Brazil             275,348        5,814,915
Cia Vale do Rio Doce, ADR, pfd. ............................        Brazil             330,000        6,552,924
Coteminas Cia Tecidos Norte de Minas, pfd. .................        Brazil          11,918,000        1,006,484
*Empresa Nacional de Comercio Redito Participacoe, pfd. ....        Brazil          11,918,000           10,269
National Australia Bank Cap Sec PLC, 7.88%, cvt., pfd. .....      Australia            159,608        4,848,093
Petrobras-Petroleo Brasileiro SA, pfd. .....................        Brazil          42,000,000        6,590,585
Philippine Long Distance Telephone Co., 7.00%, cvt., pfd.
  Ser 3.....................................................     Philippines           105,000        5,460,000
Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. ......        Brazil             135,000            8,438
                                                                                                   ------------
TOTAL PREFERRED STOCKS (COST $37,617,474)...................                                         32,901,266
                                                                                                   ------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
BONDS 2.8%
Banco Nacional de Mexico, cvt., Reg S, 7.00%, 12/15/99......        Mexico        $ 10,910,000       10,910,000
Government of Italy, cvt., 5.00%, 6/28/01...................        Italy            5,235,000        8,637,750
                                                                                                   ------------
TOTAL BONDS (COST $16,923,274)..............................                                         19,547,750
                                                                                                   ------------
SHORT TERM INVESTMENT (COST $25,232,011) 3.7%
Fannie Mae, 4.71%, 7/13/99..................................    United States       25,275,000       25,234,484
                                                                                                   ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
  (COST $452,901,072).............................................                                  603,311,961
                                                                                                   ------------

 14

PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**          VALUE
---------------------------------------------------------------------------------------------------------------
(a)REPURCHASE AGREEMENTS 10.5%
BZW Securities, 4.75%, 7/01/99 (Maturity Value $24,003,167)
  Collateralized by U.S. Treasury Notes & Bonds.............    United States     $ 24,000,000     $ 24,000,000
CIBC NY, 4.80%, 7/01/99 (Maturity Value $24,003,200)
  Collateralized by U.S. Treasury Notes & Bonds.............    United States       24,000,000       24,000,000
Morgan Stanley & Co. Inc., 4.88%, 7/01/99 (Maturity Value
  $24,676,345) Collateralized by U.S. Treasury Notes &
  Bonds.....................................................    United States       24,673,000       24,673,000
                                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (COST $72,673,000)..............                                         72,673,000
                                                                                                   ------------
TOTAL INVESTMENTS (COST $525,574,072) 97.9%.................                                        675,984,961
OTHER ASSETS, LESS LIABILITIES 2.1%.........................                                         14,384,689
                                                                                                   ------------
TOTAL NET ASSETS 100.0%.....................................                                       $690,369,650
                                                                                                   ============

*Non-Income Producing.
**Securities denominated in U.S. dollars.
(a)See Note 1(c) regarding repurchase agreements.
                       See Notes to Financial Statements.
                                                                              15

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $452,901,072)....    $603,311,961
 Repurchase agreement, at value and cost....................      72,673,000
 Cash.......................................................           1,894
 Receivables:
  Fund shares sold..........................................      14,767,423
  Dividends and interest....................................       2,131,341
                                                                ------------
      Total assets..........................................     692,885,619
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................         179,643
  Fund shares redeemed......................................       1,184,252
  To affiliates.............................................         914,020
 Accrued Expenses...........................................         238,054
                                                                ------------
      Total liabilities.....................................       2,515,969
                                                                ------------
Net assets, at value........................................    $690,369,650
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $  7,247,091
 Net unrealized appreciation................................     150,410,889
 Accumulated net realized gain..............................      23,395,628
 Beneficial shares..........................................     509,316,042
                                                                ------------
Net assets, at value........................................    $690,369,650
                                                                ============
CLASS A:
 Net asset value per share ($662,237,840 / 42,340,032 shares
   outstanding).............................................          $15.64
                                                                ============
 Maximum offering price per share ($15.64 / 94.25%).........          $16.59
                                                                ============
CLASS B:
 Net asset value and maximum offering price per share
  ($118,032 / 7,575 shares outstanding)*....................          $15.58
                                                                ============
CLASS C:
 Net asset value per share ($28,013,778 / 1,814,361 shares
  outstanding)*.............................................          $15.44
                                                                ============
 Maximum offering price per share ($15.44 / 99.00%).........          $15.60
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 16

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $925,524)
 Dividends..................................................    $ 8,363,842
 Interest...................................................      3,780,501
                                                                -----------
      Total investment income...............................                   $12,144,343
Expenses:
 Management fees (Note 3)...................................      2,634,903
 Administrative fees (Note 3)...............................        459,516
 Distribution fees (Note 3)
  Class A...................................................        786,407
  Class B...................................................            315
  Class C...................................................        143,114
 Transfer agent fees (Note 3)...............................        511,500
 Custodian fees.............................................         86,500
 Reports to shareholders....................................         96,100
 Registration and filing fees...............................         50,300
 Professional fees..........................................         36,200
 Trustees' fees and expenses................................         32,400
 Other......................................................          2,289
                                                                -----------
      Total expenses........................................                     4,839,544
                                                                               -----------
            Net investment income...........................                     7,304,799
                                                                               -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     23,588,035
  Foreign currency transactions.............................       (150,945)
                                                                -----------
      Net realized gain.....................................                    23,437,090
      Net unrealized appreciation on investments............                    35,460,418
                                                                               -----------
Net realized and unrealized gain............................                    58,897,508
                                                                               -----------
Net increase in net assets resulting from operations........                   $66,202,307
                                                                               ===========

                       See Notes to Financial Statements.
                                                                              17

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)        DECEMBER 31, 1998
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  7,304,799          $  18,259,791
  Net realized gain from investments and foreign currency
   transactions.............................................      23,437,090             16,210,598
  Net unrealized appreciation (depreciation) on
   investments..............................................      35,460,418            (36,288,088)
                                                                -------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................      66,202,307             (1,817,699)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................      (3,572,086)           (14,111,066)
   Class B..................................................            (303)                    --
   Class C..................................................        (175,455)              (458,589)
  Net realized gains:
   Class A..................................................     (15,245,924)           (14,629,485)
   Class B..................................................          (1,292)                    --
   Class C..................................................        (750,751)              (723,508)

 Beneficial share transactions (Note 2):
   Class A..................................................     (38,528,516)          (100,213,697)
   Class B..................................................         112,596                     --
   Class C..................................................      (7,201,830)            (3,361,227)
                                                                -------------------------------------
    Net increase (decrease) in net assets...................         838,746           (135,315,271)

Net assets:
 Beginning of period........................................     689,530,904            824,846,175
                                                                -------------------------------------
 End of period..............................................    $690,369,650          $ 689,530,904
                                                                =====================================

Undistributed net investment income included in net assets:
 End of period..............................................    $  7,247,091          $   3,690,136
                                                                =====================================

                       See Notes to Financial Statements.
 18

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade, and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. REPURCHASE AGREEMENTS:

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1999, all outstanding repurchase agreements held by the Fund had been entered into on that date.

                                                                              19

PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class B and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a third class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At June 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 1999                      DECEMBER 31, 1998
                                                           -----------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   31,229,554    $ 465,940,350          31,019,020    $ 466,421,039
Shares issued on reinvestment of distributions.........    1,211,967       16,507,198           1,692,945       25,243,069
Shares redeemed........................................  (34,936,082)    (520,976,064)        (39,210,265)    (591,877,805)
                                                         -----------------------------------------------------------------
Net decrease...........................................   (2,494,561)   $ (38,528,516)         (6,498,300)   $(100,213,697)
                                                         =================================================================

 20

PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                 SIX MONTHS ENDED
                                                                  JUNE 30, 1999+
                                                              -----------------------
                                                               SHARES       AMOUNT
                                                              -----------------------
CLASS B SHARES:
Shares sold.................................................     7,503    $   111,614
Shares issued on reinvestment of distributions..............        72            982
                                                              -----------------------
Net increase................................................     7,575    $   112,596
                                                              =======================

                                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                                   JUNE 30, 1999                 DECEMBER 31, 1998
                                                               ----------------------------------------------------
                                                               SHARES       AMOUNT             SHARES        AMOUNT
                                                               ----------------------------------------------------
CLASS C SHARES:
Shares sold.................................................   114,299    $ 1,689,933          660,394    $  9,995,284
Shares issued on reinvestment of distributions..............    62,554        842,609           70,768       1,054,025
Shares redeemed.............................................  (667,304)    (9,734,372)        (972,334)    (14,410,536)
                                                              --------------------------------------------------------
Net decrease................................................  (490,451)   $(7,201,830)        (241,172)   $ (3,361,227)
                                                              ========================================================
+Effective date of Class B Shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.80% per year of the average daily net assets of the fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 1999, unreimbursed costs were $1,197,720. Distributors received net commissions from sales of fund shares, and received contingent deferred sales charges for the period of $28,112 and $17,641, respectively.

                                                                              21

PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $216,712,051
Unrealized depreciation.....................................   (66,301,162)
                                                              ------------
Net unrealized appreciation.................................  $150,410,889
                                                              ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999 aggregated $66,155,410 and $64,940,304, respectively.

 22

PAGE

                      This page intentionally left blank.

PAGE

                      This page intentionally left blank.

PAGE


SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Global Opportunities Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

415 S99 08/99